Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]

NOTE 12 Federal Home Loan Bank (FHLB) Advances and Other Borrowings

The Bank had no outstanding advances from the FHLB or other borrowings as of December 31, 2021 or 2020. At December 31, 2021 the Bank had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans and investments with a borrowing capacity of approximately $178.0 million, subject to a requirement to purchase FHLB stock. The Bank also had the ability to borrow $50.3 million from the Federal Reserve Bank of Minneapolis based upon the loans that were pledged to them as of December 31, 2021, subject to approval from the FRB.

At December 31, 2020 the Bank had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans and investments with a borrowing capacity of approximately $168.3 million, subject to a requirement to purchase FHLB stock. The Bank also had the ability to borrow $60.4 million from the Federal Reserve Bank of Minneapolis based upon the loans that were pledged to them as of December 31, 2020, subject to approval from the FRB.